Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Derivative Financial Instruments Text Block Abstract
Schedule of contractual maturities of financial liabilities
	Weighted average interest rate	Carrying amount	Contractual cash flows	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
	%	A$	A$	A$	A$	A$	A$	A$
2022
Trade and other payables		500,769	500,769	500,769	-	-	-	-
Interest bearing Borrowings	10.0%	1,110,171	1,110,171	1,110,171
Lease liabilities	10.0%	51,213	51,213	51,213	-	-	-	-
		1,662,153	1,662,153	1,662,153	-	-	-	-

	Weighted average interest rate	Carrying amount	Contractual cash flows	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
	%	A$	A$	A$	A$	A$	A$	A$
2021
Trade and other payables		555,057	555,057	555,057	-	-	-	-
Convertible notes	10.0%	2,178,142	2,178,142	2,178,142	-	-	-	-
Lease liabilities	10.0%	138,125	166,835	54,167	56,334	56,334	-	-
		2,871,324	2,900,034	2,787,366	56,334	56,334	-	-

Schedule of consolidated entity’s interest-bearing financial instruments
	Carrying value ($)
	30 June 2022		30 June 2021
	A$		A$
Fixed rate instruments
Financial asset	803,072	[1]	682,421
Financial liabilities	(1,161,384)		(2,316,267)

Variable rate instruments
Financial assets	6,011,368		2,172,499

Schedule of other variables remain constant
	Profit or Loss				Equity
		1%		1%		1%		1%
		increase		decrease		Increase		Decrease
2022
Variable rate instruments	A$	60,114	A$	(60,114)	A$	60,114	A$	(60,114)

Schedule of fair values of financial assets and liabilities
	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value
	A$	A$	A$	A$
Cash and cash equivalents	6,011,368	6,011,368	2,172,499	2,172,499
Trade and other receivables	51,176	51,176	243,300	243,300
Loans receivable	-	-	682,421	682,421
Trade and other payables	(500,769)	(500,769)	(555,057)	(555,057)
Interest bearing borrowings	(1,110,171)	(1,110,171)	(2,178,142)	(2,178,142)
Lease liabilities	(51,213)	(51,213)	(138,125)	(138,125)
Net financial (liabilities) / assets	4,400,391	4,400,391	226,896	226,896